August 31, 2016

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Walthausen Funds, File Nos. 333-147324 and 811-22143

Dear Sir/Madam:

On behalf of Walthausen Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 18 to the Trust’s Registration Statement under the Securities Act of 1933 on Form N-1A (the "Amendment"). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the Walthausen Select Value Fund. The main purpose of this filing is to register R6 Class shares of the Walthausen Select Value Fund.

     If you have any questions, please contact JoAnn Strasser at (614) 469-3265, Parker Bridgeport at (614) 469-3238, or Chris Moore at (614) 469-3266.

Very truly yours, /s/ Parker Bridgeport